Consolidated Statements of Income (Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Liability for Future Policy Benefit, Remeasurement Gain (Loss)	$ 64	$ 147	$ 298	$ 233